Shareholder Report, Average Annual Return (Details) IT33_MassMutual Clinton Municipal Credit Opportunities Fund_Class I_TSR Annual {Class I}	12 Months Ended	20 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I - without sales charge
Average Annual Return, Percent	(1.16%)	0.50%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	2.53%
Bloomberg Municipal 65% High Grade/35% High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 65% High Grade/35% High Yield Index
Average Annual Return, Percent	0.98%	3.34%